Initial Public Offering	12 Months Ended
Dec. 31, 2023
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3 — INITIAL PUBLIC OFFERING

On August 22, 2023, the Company consummated its Initial Public Offering of 7,500,000 Units at a purchase price of $10.00 per Unit, generating gross proceeds of $75,000,000. The underwriters had a 45-day option from August 17, 2023 (the date of the prospectus) to purchase up to an additional 1,125,000 units to cover over-allotments, if any. On October 1, 2023, the over-allotment option period expired, with the underwriters not exercising their over-allotment option.

Each Unit consists of one share of Class A common stock of the Company, one redeemable warrant (“Public Warrant”) and one right. Each Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share (see Note 7). Each right entitles the holder thereof to receive one-fifth (1/5) of one share of Class A common stock upon the consummation of an initial business combination (see Note 7).

As of December 31, 2023, the Company incurred offering costs of $4,281,901, of which $2,625,000 was for deferred underwriting commissions.